RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of transaction and balances of other parties

	Accounts receivable		Trade accounts payable
	12.31.22	12.31.21	12.31.22	12.31.21
Marfrig Global Foods S.A.	11,251	9,252	(26,970)	(36,058)
Marfrig Chile S.A.	2,258	1,434	(42)	(24)
Quickfood S.A.	18,531	8,690	-	-
Marfrig Alimentos S.A.	98	-	-	-
Pampeano Alimentos S.A.	217	-	-	-
Total	32,355	19,376	(27,012)	(36,082)

	Sales		Purchases
	12.31.22	12.31.21	12.31.22	12.31.21
Marfrig Global Foods S.A.	76,553	89,311	(572,357)	(328,956)
Marfrig Chile S.A.	15,273	4,866	(1,187)	(93)
Quickfood S.A.	84,875	38,058	-	-
Marfrig Alimentos S.A.	242	139	-	-
Pampeano Alimentos S/A	237	-	-	-
Total	177,180	132,374	(573,544)	(329,049)

Schedule of total remuneration and benefits paid to professionals

	12.31.22	12.31.21	12.31.20
Salary and profit sharing	35,547	61,088	67,814
Short-term benefits (1)	1,263	1,149	2,777
Private pension	834	1,189	1,323
Termination benefits	1,237	2,118	8,417
Share-based payment	27,210	29,198	17,397
Total remuneration and benefits paid to professionals	66,091	94,742	97,728
(1)	Comprises: medical assistance, educational expenses and others.